INVENTORIES (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($)
INVENTORIES
Stockpiled mineralized material	$ 1,482,252	$ 1,482,252
Work-in-process	5,515,887	5,515,887
Finished goods	1,188,739	1,188,739
Supplies and consumables	630,390	630,390
Total	8,817,268	8,817,268
Write down or reversal		$ 0
Cost of inventory	$ 5,671,431